Prospectus Supplement

American Century Asset Allocation Portfolios, Inc.
LIVESTRONG™ Income Portfolio ■ LIVESTRONG™ 2015 Portfolio
LIVESTRONG™ 2020 Portfolio ■ LIVESTRONG™ 2025 Portfolio
LIVESTRONG™ 2030 Portfolio ■ LIVESTRONG™ 2035 Portfolio
LIVESTRONG™ 2040 Portfolio ■ LIVESTRONG™ 2045 Portfolio
LIVESTRONG™ 2050 Portfolio

Supplement dated January 14, 2009 ■ Prospectus dated December 1, 2008

American Century Capital Portfolios, Inc.
Mid Cap Value Fund

Supplement dated January 14, 2009 ■ Prospectus dated August 1, 2008

American Century Government Income Trust
Ginnie Mae Fund

Supplement dated January 14, 2009 ■ Prospectus dated August 1, 2008

American Century Growth Funds, Inc.
Legacy Focused Large Cap Fund ■ Legacy Large Cap Fund ■ Legacy Multi Cap Fund

Supplement dated January 14, 2009 ■ Prospectus dated December 1, 2008

American Century Mutual Funds, Inc.
Growth Fund ■ VistaSM Fund

Supplement dated January 14, 2009 ■ Prospectuses dated March 1, 2008

American Century Quantitative Equity Funds, Inc.
Small Company Fund

Supplement dated January 14, 2009 ■ Prospectus dated November 1, 2008

Effective March 1, 2009, the funds are modifying applicable policies related to availability of R Class Shares. R Class shares will no longer be available for investment in these types of accounts: SEP IRAs, SIMPLE IRAs or SARSEPs. However, shareholders with accounts in R Class shares through a SEP IRAs, SIMPLE IRAs or SARSEPs established prior to March 1, 2009 may make additional purchases.

American Century Investment Services, Inc., Distributor
©2009 American Century Proprietary Holdings, Inc. All rights reserved.

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